Intangible Assets - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Estimated useful life of intangibles	15 years
ProfoundBio
Intangible Assets
Additions through acquisition	kr 1,243
Accumulated amortization and impairment
Intangible Assets
Amortization for the year	78	kr 55
Licenses and Patents | Accumulated amortization and impairment
Intangible Assets
Amortization for the year	25	55
Technology Platform | Accumulated amortization and impairment
Intangible Assets
Amortization for the year	53
Parent Company | Reportable Legal Entities | Gross
Intangible Assets
Additions through acquisition	13,270	82
Parent Company | Reportable Legal Entities | Accumulated amortization and impairment
Intangible Assets
Impairment losses for the year	243
Amortization for the year	36	61
Parent Company | Reportable Legal Entities | Licenses and Patents | Gross
Intangible Assets
Additions through acquisition	244	82
Parent Company | Reportable Legal Entities | Licenses and Patents | Accumulated amortization and impairment
Intangible Assets
Impairment losses for the year	243
Amortization for the year	kr 33	kr 61
Parent Company | Reportable Legal Entities | Technology Platform | ProfoundBio
Intangible Assets
Estimated useful life of intangibles	15 years
Parent Company | Reportable Legal Entities | Technology Platform | Gross
Intangible Assets
Additions through acquisition	kr 1,237
Parent Company | Reportable Legal Entities | Technology Platform | Gross | ProfoundBio
Intangible Assets
Additions through acquisition	1,237
Parent Company | Reportable Legal Entities | Technology Platform | Accumulated amortization and impairment
Intangible Assets
Amortization for the year	3
Parent Company | Reportable Legal Entities | Acquired IPR&D | Gross
Intangible Assets
Additions through acquisition	11,789
Parent Company | Reportable Legal Entities | Acquired IPR&D | Gross | ProfoundBio
Intangible Assets
Additions through acquisition	kr 11,789